Reserves - Details of Reserves, Net of Taxes (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [abstract]
Valuation gain on FVOCI	₩ (124)
Valuation gain on available-for-sale financial assets			₩ 168,211
Other comprehensive loss of investments in associates	(334,637)		(320,060)
Valuation loss on derivatives	(41,601)		(73,828)
Foreign currency translation differences for foreign operations	2,920		(9,050)
Total reserves, net of taxes	₩ (373,442)	₩ (303,531)	₩ (234,727)	₩ (226,183)